UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07695)

Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-966-4354

Date of fiscal year end: October 31

Date of reporting period: June 30, 2008

Item 1. Proxy Voting Record.

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Lear Corporation	7/12/2007		LEA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/stockholder
2. Approve adjounment or postponement of
2007 annual meeing of stkhldrs.
3. Approve an amendmen to restate
certifcate of inc.
4. rat. Ernst & Young
5. Stkhldr prop:
re a majority vote standard
re global human rights

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Spartan Stores Inc.	8/15/2007	846822104	SPTN

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat selection of Deloitte & Touche

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Quanta Services	8/30/2007	74762 E 102	PWR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Approval of issuance of shares	issuer
2. Approval adjounments of the special
meeting.

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Chaparral Steel Co.	9/12/2007	159423102	CHAP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Adopt the agreement an dplan of merger	issuer
with Gerdau ameristeel Corp.
2. Approve the adj. Of the special meeting
of stkholders

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Jack In The Box	9/2/2007	466367109	JBX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Amendment of restated certificate of inc.	issuer

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
FTD Group Inc.	11/14/2007	30267U108	FTD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat of appt. of Ernst & Young

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Robbins & Myers Inc	1/9/2008	770196103	RBN

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Amendment to sr. sec. Annual cash
bonus.
3. Apprvl of Ernst & Young

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Rock-Tenn Co.	1/25/2008	772739207	RKT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt of Ernst & Young

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Ingles Markets Inc.	2/12/2008	457030104	IMKTA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Charlotte Russe Hld	2/13/2008	161048103	CHIC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl of ex perf based incent. Plan
3. Rat of ind. Auditors

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Infineon Technology	2/14/2008	45662N103	IFX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		2. Apprvl of mgmnt board	issuer
3. Apprvl of acts of the supervisory board
4. Appointment of auditor
5. Purchase and use of own shares
6. Convertible bonds/conditional capital 08
7. Bonds/Conditional
8. Didvidend in Kin
9A. Passing of supervisory board resolutions
9B. Remuneration for committee members
9C. Proxy for annual general meeting
9D. Annual Financial Statements
10 Approval of a domination and prft / loss
transfer agreement

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Jack in the Box Inc.	2/15/2008	466367109	JBx

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt. KPMG ind reg. Pub. a/c's.

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Markwest Hydrocarbon	2/21/2008	570762104	MWP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Apprvl and adoption of cert. Of incorpation	issuer
2. Apprvl and adoption of plan of redemption and
merger.
3. Apprvl of the adjournment or postponements
of the special meeting of stkholders.

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Copano Energy	3/13/2008	217202100	CPNO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Apprve prop. Chge to terms of our class E units	issuer

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Pepsiamerica	4/24/2008	71343P200	PAS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt. of ind. Pub a/c'tants

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
R W E AG	4/17/2008	74975 E303	RWEOY

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Appropriation of distributable profit	issuer
2. Approval of the acts of the exe. Board
for fiscal 2007
3. Approval of the acts of the supervisory
board for fical 2007
4. Apptmnt of auditors for 2008
5. Authorization to implement share buyback
6. Authorizatin to implement share buyback by
means of derivatives.
7. Formation of authorised capital and intro
of a new ariticle 4, paragraph (2).

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Fairfax Financial	4/16/2008	303901102	FFH

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Appointment of auditors

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
L-3 Communications	4/29/2008	502424104	LLL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Aproval of 2008 directos stk incentive plan
3. Apprvl of 2008 long term perf plan
4. Rat appt. Pricewaterhousecoopers

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Teledyne Technologies	4/23/2008	879360105	TDY

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl of inc. 2008 incentive award plan
3. Rat appt. of ind. Reg pub a/c firm

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Humana Incorporation	4/24/2008	14627900	HUM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl of co. exe. Mngment incentive plan
3. Rat appt of Pricewaterhousecoopers

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Fresh Del Monte	4/30/2008	G36738105	FDP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl of co. fincl statemnts for 2007
3. Apprvl of Ernst & Youngs
4. Apprvl of 6th amendment of incentive plan

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Basf SE ADR	4/24/2008	55262505	BASF

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		Adoption on the following:	issuer
resolution on the appropriation of profit
resolution giving formal aproval of actions
of the member of the superviroy board
resolution giving formal approval to the actions
of the members of the board of executive dir.
resolution of th enew division of the share capital
share split and amendment of the articles of
association resolutions on the amendments of
articles of association: Article 14, para 2.
resolutions on the amement of ariticles of
associatoin: amendment of art. 17 para 1
2 Election of an auditor for the fincl year 2008
3. Authorization to buy back shares
4. Approvl of control and profit and loss
transfr agrrements: BAST Beteiligungsgesellschaft MBH
5. Apprvl of control and profit and loss transfer agreements:
agreement with BASF Bank GMBH

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Agco Corporation	4/24/2008	1084102	AG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl of mgmnt incentive plan
3. Apprl rat KPMG

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Cigna Corporation	4/23/2008	125509109	CI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt of Pricewaterhouse cooper
3. Apprvl of amendment of ariticle 4th
4. Apprvl of amendment of article 5h
5. Appvl of amendment of article 10th

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Enbridge Inc.	5/7/2008	29250N105	ENB

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Appt. Pricewaterhousecoopers
3. Amendments to the shrhldr rites plan

Name of Fund:	Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Alpha Natural Res.	5/14/2008	02076X102	ANR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Aprve maendment of 2005 l/t incentive pl.
3. Approv 2008 annual incentive bonus plan
4. Rat appt. KPMG

Name of Fund:	Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Rehabcare Group	4/29/2008	759148109	RHB

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt. of KPMG

Name of Fund:	Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Steel Dynamics	5/22/2008	858119100	STLD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat. Ernst & Young
3. Approve 2008 exe incentive comp plan
4. Approve articles of incorporation

Name of Fund:	Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Chicago Bridge & Iron	5/8/2008	167250109	STLD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. To auth. Preparation of annual a/cs and annual
reports
3. Discharge members of mgmnt board from liability
4. Discharge members of Sup board from liability
5. Approve the final dividend 12/31/2007
6. approve the extension of auth. Of mgmnt bd.
7. Appoint Ernst & Young
8. Approve the amendment of articles of assoc.
9. Approve the amendment of l/t incentive plan
10. Approve extension of authority of sup board
11. Approve comp of sup board

Name of Fund:	Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
CBIZ Incorporated	5/15/2008	124805102	CBZ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat KPMG
3. Upon such other business as may properly
come before said meeting, or any adjournment thereof.

Name of Fund:	Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Molina Healthcare	5/15/2008	60855R 100	MOH

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Name of Fund:	Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Medco Health Sol.	5/22/2008	58405U102	MHS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat PricewaterhouseCoopers
3. apprvl proposed amendment to co cert of
incorp. To increase number of auth. Shs
common stk.
4. Shldr propL re executive comp.

Name of Fund:	Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Aon Corporation	5/16/2008	37389103	AOC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young

Name of Fund:	Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Massey Energy	5/13/2008	576206106	MEE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat Ernst & Young
3. Stkhldr prop:
re political contribution reports
re a climate change report

Name of Fund:	Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Bunge Limited	5/23/2008	G16962105	BG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. To appoint Deloitte & Touche
3. To increase number of ocmmons shs
4. To I ncrease the number of pref. Shs
5. To amend buy-laws

Name of Fund:	Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Northwest Natural	5/22/2008	667655104	NWN

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Aprvl of empl. Stk pur. Plan
3. Aprvl of amendment to art. III of art. Of inc.
4. Rat appt. of PricewaterhouseCoopers

Name of Fund:	Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
The Pepsi Bottling	5/28/2008	713409100	PBG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl of restate cert. Of incorporation
3. Apprvl of 2004 l/t incentive plan
4. Rat of Deloitte & Touche

Name of Fund:	Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Assurant, Inc.	5/15/2008	04621X108	AIZ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Appt PricewaterhouseCoopers
3. Apprvl exe. s/t incentive plan
4. Apprvl l/t equity incentive plan

Name of Fund:	Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Flowserve Corp	5/30/2008	34354P105	FIS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat PricwaterhouseCoopers

Name of Fund:	Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Aetna Incorporated	5/30/2008	00817Y108	AET

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Approval of ind. Reg pub a/cing firm
Shrhldr props:
on cumulative voting
on nominating a retired Aetna Exe. To the board.

Name of Fund:	Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Express Scripts	5/28/2008	302182100	ESRX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl to inc. th enumber of authorized shs
of common stk
3. Arrvl of inc in number of shs for employee stk
purchase plan
4. Rat. Princwaterhouse Coopers
5. Upon such other matters that may properly
come before the meeing.

Name of Fund:	Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Alliance Imaging Inc.	5/23/2008	18606202	AIQ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl of restated 1999 eq. Plan for employees
3. Rat Deloitte & Touche
4. Apprvl and rat indemnification agreement for
directors and officers.

Name of Fund:	Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Sun Healthcare Grp	6/6/2008	866933401	SUNH

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat PricewaterhouseCoopers

Name of Fund:	Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Total S.A	5/16/2008	14627900	TOT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Resolutions for the Ordinary Genl meeting	issuer
resolution 1 through 12
2. Resolutions for extraordinary genl meeting
resoulutions 13 to 17
3. Resolution A
4. Resolution B
5. Resolution C

Name of Fund:	Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Constellation Energy	7/18/2008	210371100	CEG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat PricewaterhouseCoopers
3. Apprvl of a charter amendment to inc number
of commont stock

Name of Fund:	Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
LSB Industries	6/5/2008	502160104	LXU

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young
3. Approvl of the 2008 incentive stk plan.

Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Sony Corp.	6/20/2008	835699307	SNE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. To issue stock acquistion rights for the purpose
granting stock options
3. To amend the articles of inc.

Hennessy Cornestone Growth
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
AZZ Incorporated	7/8/2008	2474104	AZZ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl of l/t incentive plan 2005
3. Approval adoption of emp. Stock pur. Plan

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
PSS World Medical	8/21/2007	69366A100	PSSI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Jack in The Box	9/21/2007	466367109	JBX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Amendment of restated cert. Of inc.	issuer

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Emcor Group	9/18/2007	29084Q100	EME

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Approval of amendment to the restated	issuer
certificazte of inc.

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Watson Wyatt WW	11/16/2007	942712100	WW

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche ind reg pub
a/cs'

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Hewitt Associates	1/30/2008	42822Q100	HEW

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Amended and restated global stk
and incentive comp plan.
3. Ernst & Young as ind pub accountants

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Schnitzer Stel Industries	1/30/2008	806882106	SChn

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
OshkoshTruck Corp	2/5/2008	688239201	OSK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. estated articles of incorporation
3. Rat of appt. of deloitte & touche
4. Shareholder prop: to redeem or bring to shhldrs
vote the companys sharhldr rights plan

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Esterline Technologies	3/5/2008	297425100	ESL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Amend Companys 2004 equ. Incentive
plan
3. Amend companys employee stock pur pl.

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Goodrich Corporation	4/22/2008	382388106	GR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt. Ernst & Young
3. Appr 2001 Eq. Com plan
4. Appr 2008 Global empl stk pur plan

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Harsco Corporation	4/22/2008	415864107	HSC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt of Pricewaterhousecoopers

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Nalco Holding Com.	5/2/2008	62985Q 101	NLC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
The Lubrizol Corp	4/28/2008	549271104	LZ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Conf appt Deloitte & Touche
3. Shrhldr prop:
re the necessary steps to cause the annual
election of all directors

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Arrow Electronics	5/2/2008	42735100	ARW

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt of Ernst & Young
3. Prop to amend the 2004 omnibus inc plan.

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
SPX Corporation	5/1/2008	784635104	SPW

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt. Deloitte & Touche

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Brush Engineered Mat.	5/7/2008	117421107	BW

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Alpha Natural Res.	5/14/2008	02076X102	ANR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Aprve maendment of 2005 l/t incentive pl.
3. Approv 2008 annual incentive bonus plan
4. Rat appt. KPMG

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Tupperware Brands	5/14/2008	899896104	TUP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rate appt. of ind. Reg. Pub. a/c firm
3. Prop to amend the co. restaed certificate of
incorporation

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Barnes Group Inc.	5/8/2008	67806109	B

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprve purchase plan
3. Rat Pricewaterhousecoopers

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Corn Products	5/21/2008	219023108	CPO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat KPMG

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Oil States Internl.	5/15/2008	678026105	OIS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young
3. Apprvl of 2001 equity participation plan

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Oil States Internl.	5/15/2008	678026105	OIS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Warnaco Group	5/14/2008	934390402	WRNC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. A[[rpve 2005 sstk incentive plan.
3. Approve the incentive comp plan.
4. Rat Deloitte & Touche

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
URS Corporation	5/22/2008	903236107	URS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. To apprve to increase common stk
3. Approve 2008 equity incentive plan
4. Approve 2008 Employee stk puchsae plan
5. Rat PricewaterhouseCoopers

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Flowserve Corp	5/30/2008	34354P105	FIS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat PricwaterhouseCoopers

Name of Fund:	Hennessy Focus 30
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Dicks Sporting Goods	6/4/2008	253393102	DKS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche
3. Approve amended and restated 2002
stock and incentive plan.

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
H.J. Heinz Co.	8/15/2007	423074103	HNZ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat ind. Reg pub. a/c firm
3. amend global stock purchase plan
4. Approve perf. Metrics under incentive plan
5. Amend company's by laws and articles
of inc.
6. Amend the co ariticle of inc. to reduce sharhldr
vote.
Amend aritcles of inc. to req a majority voting
standard in the lection of directors.

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Petrochina Co.	8/10/2007		PTR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. That conditional upon the obtaining of approvals	issuer
from the CSRC and other relevatn regulatory
authorities, the allotment and issue of a shares
by the company in the PRC by way of pub.
offering of new a shares and the following
terms and conditions of the share issue be and are
hereby approved.
2. That the board and its attorney shall be and are
authrized to deal with matters in relation to the a share
issue and the listing of a shares including but
not limited to the following.

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Barclays PLC	9/14/2007	06738 E204	BCS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. To approve proposed merger	issuer
2. Approve the creation of preference shs.
3. Renew the authority given to the directors to
allot securities
4. Renew the authorith given to the directors to allot
equity securities for cash other than on a pro-rata
basis to sharhldrs and to sell treasury shs.
5. Renew the companys authority to purchase its own
shares
6. To cancel the share premium accoutnt.

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Daimlershrysler	10/4/2007	D1668R123	DCX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Resolution 1 through 17	issuer

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Diageo PLC	10/16/2007	25243Q205	DEO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Reports and accounts 2007	issuer
2. Directors remuneration report 2007
3. Delaration of final dividend
4. Re election of 3 directors
5. Re appt and remuneration of auditor
6. Authority to allot relevant securities
7. Diapplication of pre emption rights
8. Authority to purchase own ordinary shs
9. Auth to make political donations
10. Adotpion of Diageo PLC 2007 US Employee stk
pur. Plan
11. Amendments to the airticles of associ.

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Lyondell Chemical	11/20/2007	552078107	LYO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Approv and adopt the plan of merger with Basell AF	issuer
2. Adjourn special meeting of shareholders

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Sasol Limited	11/30/2007	803866300	SSL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Re-elect directors	issuer
2. to replace memo an articles of association
with english translation
3. to insert a new article to allo the company
communicate with sharhldrs by way of
electronic media
4. To authorize th edirectors to approve the
purchase by the company
5.Approve the rrevised annual emoluments
payable by the company

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Enterprise Products	1/29/2008	293792107	EPD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Approval of the terms of 2008 long term incentive	issuer
plan.

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Carnival Corp.	2/22/2008	143658300	CCL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Re appoint Pricewaterhousecoopers
3. Authorize the audit committee to agree to the
renumeration of the ind auditors
4. Rec. the a/cs and repts for the fincl year
3nding 11/2007
5. Approve the directors remuneration report
6. Approve limits on the the authority to allo
shares
7. approve the disapplication of pre-emption rights
8. To approve general authority to buy back shs.

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Gannett Co., Inc.	4/30/2008	364730101	GCI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt. of Ernst & Young.

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Kookmin Bank	3/20/2008	50049M109	KB

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Approval fincl statements for fiscal yr 2007	issuer
2. Apprvl of amendment of articles of inc.
3. Appvl appt of directors
4. Apprvl of appt of member of audit committee
5. Apprvl of aggregate remuneration limit for
directors

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
U S Bancorp	2/25/2008	902973304	USB

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1 Directors	issuer/shareholder
2. Rat Ernst & Young as ind auditor 2008
3. Shldr prop: annual rat. Of exe. Officer
comp.
4. Shldr prop: separate the roles of chairman
and CEO.

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Marshall & Ilsley	4/22/2008	571837103	MI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1 Directors	issuer/shareholder
2. Prop to appr 1994 l/t incentive plan
3. Prop rat appt of Deloitte & Touche
4. Shrhldr prop: req. BOD to amend Corp.
art. Of inc. to provide maj. Election
of directos in non contested elctions
5. In their discretion, the proxies authorized to vote
upon such other business as may properly come before
the meeting.

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
BP P.L.C.	4/17/2008	55622104	BP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1 Directors	issuer
2. Rec. directors annual report and accounts
2. Approve the directors remuneration report
3. Re-appt. Ernst & Young
4. Resol. To adopt new articles of assoc.
5. Resol. To give limited authorith for the
purchase of its own shares by the co.
6. To give limited authority to allot shares up to
a specified amount.
7. Resol. To give authority to allot limited number of
shares for cash free of pre-emptive rights.

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Wachovia Corp	4/22/2008	929903102	WB

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1 Directors	issuer/stockholders
2. Rat appt. KPMG
3. Stkhldr prop: regarding a non-binding
stockholder vote rat executive comp
4. Stkhldr prop: regarding reporting political
contributions.
5. Stockhldr prop: re the nonmination of directors

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Wells Fargo	4/29/2008	949746101	WFC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1 Directors	issuer/stockholders
2. Prop to rat appt KPMG
3. Prop to approve the perf based comp policy
4. Prop to approve the amended and
restated l/t incentive comp. Plan.
5. Prop re by-laws amendment to require an
indep. Chairman
6. Prop re an executive comp advisory vote.
7. Prop re pay for superior perf comp plan
8. Prop re human rights issues in invest. Policies
9. Prop re a neutral sexual orientation employemnt
policy
10. Prop re a report on racial disparities in mortgage
lending.

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
National City	4/29/2008	635405103	NCC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1 Directors	issuer/shareholder
2. Rat appt. ind auditor 2008
3. Prop to approve an amendnt and restated 2002
employee stk purchase pl.
4. Shldre prop:
re an independent board chair
re the company's director election process

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Regions Financial	4/17/2008	7591 EP100	RF

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat. Selection of ind reg publ a/cing firm

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Washington Mutual	4/15/2008	939322103	WM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
BB& T Corporation	4/22/2008	54937107	BBT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt of Pricewaterhousecoopers

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
ING Groep	4/22/2008	456837103	ING

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		2c. Annual account 2007	issuer
3b Dividend for 2007
4b. Max number of skt options granted to Exe
board member 2007
7a. Dischge of the exe bod in respect of th eduties
perf. During 2007
8. Apptment Auditor
9a./10e. Directors
11. Amendment of the supervisory boad
renumeration policy
12. Authorisation to issue ordinary shs wi/wiout pref.
rights
13. Authorisation to acquire ordinary shs or depositary
receipts for ordinary shares in the company's own
capital
14. Cancallation of ordinary shs which are held
by the company.
15b. Authorisation to acquirepref. A share
15c. Cancallation of pref A shs which are held by
company
15d. Redemption and cancellation of preference A
shs which are not held by the company.
15e. Amendment of Articles of association.

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Bank of America	4/23/2008	60505104	BAC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/stockholder
2. Rat of ind reg. Pub accounting firm 2008
3. Stkholder prop:
stock options
advisor vote on exec. Comp
determination of CEO comp
cumulative voting
independend Board Chairman
Special Shareholder mtings
equator principles
human rights

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Glaxosmithkline	5/21/2008	37733W105	GSK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Re appointment of auditors
3. Remuneration of auditors
4. Authorise the company to make donations to
EU political organisations
5. Authority to allot shares
6. Disapplication of pre-emption rights
7. Authority for the company to purchase its own shares
8. Adopt new articles of association

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
A T & T Corporation	4/25/2008	00206R102	T

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat of appt. of ind auditors
3. Stkhldr prop:
report on political contributions
pension credit policy
Lead independent director bylaw
SERP policy
Advisory vote on compensation

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
E. I. Du Pont De	4/30/2008	263534109	DD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat ind reg pub accounting firm
3. on plant closure
4. on separation of positions of chair and ceo
5. on global warming report
6. on amendment to human rights policy
7. on shareholder say on executive pay

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Bristo-Myers Sq.	5/6/2008	110122108	BMY

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat of independent reg pub accounting firm
3. executive cop disclosure

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
The PNC Fincl	4/22/2008	693475105	PNC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Pricewaterhousecoopers

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Cit Group Inc.	5/6/2008	125581108	CIT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt. Pricewaterhousecoopers
3. Apprv amending the l/t incentive plan.

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Pitney Bowes Inc.	5/12/2008	724479100	PBI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat of Pricewaterhousecoopers

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Hardinge Inc.	5/6/2008	412324303	HDNG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Prop to rat Ernst & Young

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
EMS Technologies	5/2/2008	26873N108	EMS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2.Rat KPMG

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Reynolds American	5/6/2008	761713106	RAI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat. KPMG
Shldr prop:
re human rights protocols for the com/suppliers
re endorsement of health care principles
re two cigarette approach to marketing

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Allied Irish Banks	4/22/2008	19228402	AIB

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Report and accounts	issuer
2. to declare the final dividend
3. Directos
4. authorise the directors to determine the
remuneration of the auditor
5. To renew authority for the co. to make market
purchasese of the oc. Shs
6. To set the price range for the off market reissue of
treasury shs
7. To renew the directors' authority to allot shs for
cash on a non-premptive basis
8. to authorise the co. to convey information by
electronic means
9. To amend articles of association

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Aegon N. V.	4/23/2008	7924103	AEG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Approval of:	issuer
adoption of the annual a/cs 2007
of the final dividend 2007
to release the members of the supervisory
board from liability for their duties
to release the members of the executive board from
liability for their duties.
to appoint the ind auditor
to cancel 99.769,902 common shs repo 2007
Various directors
to authorize the executive board to issue common
shs of the com.
to authorize the executive board to restrict or exclude
pre-emptive rights upon issuing common shs of the co.
to authorize the executive board to issue common
shs related to incentive plans.
to authorize the executive board to acquire shs of
the com.

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Embarq Corporation	5/1/2008	29078E 105	EQ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Drectors	issuer/shareholder
2. Rat appt of KPMG
3. approve the Embarq corp 2008 eq incentive plan
4. approve the Embarq 2008 employee stk purchase
5. approve the material terms of performance goals
for qualified performance based comp.
6. To consider a shlder prop seeking to require an
advisory vote on comp.

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Verizon Comm	5/1/2008	92343V104	VZ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Drectors	issuer/shareholder
2. Rat appt ind. Reg pub a/c firm
3. Eliminate stk options
4. Gender identity nondisc. Policy
5. Separate offices of Chairman and CEO

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
The Dow Chemical	5/15/2008	260543103	DOW

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Drectors	issuer/shareholder
2. Rat appt. of ind reg.
3. Stkholder props:
on chemicals w/links to respiratory problems
on environmental remediation in the midland are
on genetically engineered seed
on a compensation plan

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Keycorp Comp.	5/15/2008	493267108	KEY

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Drectors	issuer
2. Amendment to code reg. To require the annual
election of all directors
3. Rat appt. of ind. Auditors

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Pinnacle Airlines	5/15/2008	723443107	PNCL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Prop to amend 2003 stk incentive plan.
3. Rat Ernst & Young.

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Owens-Illinois	5/9/2008	690768403	OI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Barclays PLC	4/24/2008	06738E 204	BCS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. To receive the Directors and suditors reports	issuer
and accounts for 2007.
2. To approve the Directors remuneration reports
3. Directros reelection
4.To reappoint PricewaterhouseCoopers
5. To authorise the directors to set the remuneration
6. To authorise the political donations and incur
political expenditure.
7. To renew the authority given to the directors
to allot securities.
8.To renew the authority give to the dirctors to allot
securites.
9. To renew the companys authority to purchase its
own shares.
10. To authorise the off market purchase of Staff
shares
11. To authorise the creation of preference shares.
12. To adopt new aritcles of association.
13. To approve the passing and implementation
fo resolution 17

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Lloyds TSB Group	5/8/2008	539439109	LYG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Receivig the reports and accounts	issuer
2. Approval of directors remuneration report
3. Re election of all directors
4. Reappointment of the auditors
5. Authority to set the remuneration of the auditors
6. Directors authority to allot shares
7. Directors power to issue shares for cash
8. Authority for the company to purchsae its shares
9.Amending the articles of associations.

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Masco Corporation	5/13/2008	574599106	MAS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directos	issuer
2. Rat Pricewaterhouse coopers

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
HSBC Holdings	5/30/2008	404280406	HBC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Reappoint auditor at remuneration
3. To authorise the directors to allto shs
4. To disapply pre-emtion rights
5. To authroise the Company to purchase is own
ordinary shs.
6. To alter the Article of Association
7. To alter the Articles of Assoc. with efect from
10/1/2008
8. To amend the rules of HSBC shs plan.

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Qwest Communiation	5/22/2008	749121109	Q

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/stockholder
2. Rat KPMG
3/4. Stkhldr prop:
re board seek stkhldr apprvl of certain future serverance
agreements with senior executives
re board establish a policy of separating the roles
of Chairman and CEO whenever possible.

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Deutsche Telekom	5/15/2008	251566105	DT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Draft resol. For shrholder meeting.	issuer
2. Resol on the appropriation of net income
3. Resol. On the apprvl of actions of the memebers
of the board of management for 2007 fincl year
4. Resol. On apprvl of the actions of the memebers
of the supervisory board for the 2007 fincl year
5. Resol appt of ind auditor
6. Resol authrizing the corp. to purchase and use
treasury shs
7. Election of supervisory board member
8. Election of supervisory board member
9. Resol on the apprvl of the ocntrol and prft and loss
transfer agreement the following:
Lambda Telekommunikationshdiensete
Omikron Telek.
Theta Telek.
Eta Telekom.
Espilion Telek
Omega Telek
Sigma Telek
Kappa Telek
10. Resol on the amendment to sentence 2 of the
articles of incorporation.

Name of Fund:	Hennessy Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
France Telecom	5/27/2008	35177Q105	FTE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Resol. Apprvl of stat, fincl statements for	issuer
2007
2. Apprvl of consolidated financial statements for
2007
3. Allocation of the income for the fincl year 2007
4. Apprvl of the agreements referred to in Art. L
5. Apprvl of the various directors
6. Directors fees allocated to the board
7. Amendment of Article 13 of the by-laws
8. Various delegatoin of powers to the board:
to issue shares
to proceed with the issuance
to proceed with capital increases
9. Authorization to the board to reduce the
share capital through the cancellation of
ordinary shs.

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
General Motors	6/3/2008	370442105	GM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat. Of Deloitte & Touche
Stkhldr Prop:
disclosre of political contributions
disclosure of political contributions
healthcare reform principles
stokhldr advisory vote on exe. Comp
greenhouse gas emissions
cumulative voting
special stkhld meetings
perf based equity comp

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Mattel, Inc.	5/29/2008	577081102	MAT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat PricewaterhouseCoopers
3. Stkhldr prop re certain reports by the BOD

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
SASOL Limited	5/16/2008	803866300	SSL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Various proposed resolutions	issuer/shareholder

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Southern Copper	5/28/2008	84265V105	PCU

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Approve amended and restated certs. Of
common stock increase
3. Rat PricewaterhouseCoopers

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Taiwan Semiconductor	6/13/2008	874039100	TSM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Approve the prop for dist. Of 2007 profits
3. To apprve the cap. Of 2007 dividends, 2007
employee pft. Shrg, and capital surplus.

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Washington Mutual	6/24/2008	939322103	WM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Company proposal to approve an amendment to	issuer
the amended and restate articles of incorp. To inc.
the number of authorized shares of common.
2. Company porp to approve the conversion of the series
S and series T preferred stock into common stock
and the exercise of warrants to purchase common
stock.

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Countrywide Fincl	6/25/2008	222372104	CFC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. To approve and adopt the agreement and plan of	issuer
merger.
2. To approve the adjournment of the special meeting

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Chunghwa Telecom	6/19/2008	17133Q304	CHT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. To accept 2007 business report and fincl statements	issuer
2. To approve the proposal fro distribution of
2007 earnings.
3. To revise the articles of inc.
4. To approve the pop for issuance of new shares
5. To revise the procedures for acquisitions or disposal of
assets.

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Fairpoint communications	6/18/2008	305560104	FRP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. To rat. Appt of Ernst & Young
3. To approve the l/t incentive plan
4. To approve the 2008 annual incentive plan.

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Countrywide Financial	6/25/2008	222372104	CFC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Approve and adopt the agreement and merger plans	issuer
2. To approve adjournment of special meeting.

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Washington Mutual	6/24/2008	939322103	WM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Restated articles of incorp. To inc. common stk.	issuer
2. To approve conversion of ser. S and T pref stk
into common

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hennessy Mutual Funds, Inc.

By (Signature and Title)*   /s/ Neil J. Hennessy
Neil J. Hennessy
Chief Executive Officer

Date            7/18/08